Changes in Allowance for Professional Liability Risks and Workers Compensation Risks (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Malpractice Insurance [Line Items]
Allowance for insurance risks at beginning of year	$ 484,079	$ 434,414	$ 333,404
Current year	119,767	124,982	111,476
Prior years	(3,992)	(9,862)	(14,023)
Provision for loss for insurance risks	115,775	115,120	97,453
Provision for reinsurance and insurance, administrative and overhead costs	18,195	20,211	20,713
Discount accretion	1,490	1,652	1,920
Contributions from managed facilities	500	510	412
Acquisitions	588		20,881
Current year	(14,743)	(16,721)	(18,452)
Prior years	(109,158)	(83,909)	(66,142)
Payments for insurance risks	(123,901)	(100,630)	(84,594)
Payments for reinsurance and insurance, administrative and overhead costs	(18,195)	(20,211)	(20,713)
Change in reinsurance and other recoverables	16,329	33,013	64,938
Allowance for insurance risks at end of year	494,860	484,079	434,414
Professional Malpractice Liability Insurance
Malpractice Insurance [Line Items]
Allowance for insurance risks at beginning of year	290,718	263,727	249,224
Current year	68,631	72,111	63,650
Prior years	3,386	(7,906)	(15,701)
Provision for loss for insurance risks	72,017	64,205	47,949
Provision for reinsurance and insurance, administrative and overhead costs	12,608	12,294	12,176
Discount accretion	1,490	1,652	1,920
Contributions from managed facilities	250	105	83
Acquisitions	60		9,569
Current year	(4,092)	(5,203)	(5,513)
Prior years	(77,717)	(54,691)	(42,961)
Payments for insurance risks	(81,809)	(59,894)	(48,474)
Payments for reinsurance and insurance, administrative and overhead costs	(12,608)	(12,294)	(12,176)
Change in reinsurance and other recoverables	24,497	20,923	3,456
Allowance for insurance risks at end of year	307,223	290,718	263,727
Workers compensation
Malpractice Insurance [Line Items]
Allowance for insurance risks at beginning of year	193,361	170,687	84,180
Current year	51,136	52,871	47,826
Prior years	(7,378)	(1,956)	1,678
Provision for loss for insurance risks	43,758	50,915	49,504
Provision for reinsurance and insurance, administrative and overhead costs	5,587	7,917	8,537
Contributions from managed facilities	250	405	329
Acquisitions	528		11,312
Current year	(10,651)	(11,518)	(12,939)
Prior years	(31,441)	(29,218)	(23,181)
Payments for insurance risks	(42,092)	(40,736)	(36,120)
Payments for reinsurance and insurance, administrative and overhead costs	(5,587)	(7,917)	(8,537)
Change in reinsurance and other recoverables	(8,168)	12,090	61,482
Allowance for insurance risks at end of year	$ 187,637	$ 193,361	$ 170,687